Other Income and Expense Related Party (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 MillerCoors	Dec. 25, 2010 Adolf Coors Company LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 1.0	$ 0.5
Related Party Transaction Value Of Real Estate Sold From Transactions With Related Party		$ 0.5